LOANS RECEIVABLE, NET (Details)	Mar. 31, 2021 USN ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USN ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
LOANS RECEIVABLE, NET
Loans receivable		$ 44,660,186		$ 41,713,970
Allowance for uncollectible loans receivable	$ (39,172,141)	(39,172,141)	$ (15,017,029)	(15,017,029)	$ (1,083,385)
Loans receivable, net		5,488,045		26,696,941
Loans receivable, net - current		$ 5,488,045		12,626,200
Loans receivable, net - non-current				$ 14,070,741